Long-Term Debt - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Nov. 30, 2007
Debt Instrument [Line Items]
FHLB advance amortization period, in years, minimum	6 years
FHLB advance amortization period, in years, maximum	30 years
Weighted average advance rate on FHLB advances	3.95%	4.31%
Line of credit facility, maximum borrowing capacity	$ 155,000,000
Junior subordinated debt			25,775,000
Securities maturity term, years	30 years
Securities earliest call date, years	5 years
Securities earliest call date, quarterly	60 months
Junior Subordinated Deferrable Interest Debentures [Member]
Debt Instrument [Line Items]
Junior subordinated debt	111,862,000
Statutory Trust I, 3 Month LIBOR Plus 3.25% [Member]
Debt Instrument [Line Items]
Junior subordinated debt	10,310,000	10,310,000
Statutory Trust II, 3 Month LIBOR Plus 3.15% [Member]
Debt Instrument [Line Items]
Junior subordinated debt	10,310,000	10,310,000
Statutory Trust III, 3 Month LIBOR Plus 2.00% [Member]
Debt Instrument [Line Items]
Junior subordinated debt	10,310,000	10,310,000
Statutory Trust V, 3 Month LIBOR Plus 1.435% [Member]
Debt Instrument [Line Items]
Junior subordinated debt	10,310,000	10,310,000
Statutory Trust IV, 3 Month LIBOR Plus 1.60% [Member]
Debt Instrument [Line Items]
Junior subordinated debt	15,464,000	15,464,000
American Horizons Statutory Trust I, 3 Month LIBOR Plus 3.15% [Member]
Debt Instrument [Line Items]
Junior subordinated debt	6,186,000	6,186,000
Statutory Trust VIII, 3 Month LIBOR Plus 3.50% [Member]
Debt Instrument [Line Items]
Junior subordinated debt	7,217,000	7,217,000
OMNI Trust I, 3 Month LIBOR Plus 3.30% [Member]
Debt Instrument [Line Items]
Junior subordinated debt	8,248,000	8,248,000
OMNI Trust II, 3 Month LIBOR Plus 2.79% [Member]
Debt Instrument [Line Items]
Junior subordinated debt	7,732,000	7,732,000
Blanket Floating Lien [Member]
Debt Instrument [Line Items]
Additional advances available from FHLB	1,780,487,000
Pledge of Investment Securities [Member]
Debt Instrument [Line Items]
Additional advances available from FHLB	$ 376,233,000